Share-Based Compensation - Summary of Restricted Shares (Details) - Restricted Share Purchase Agreement With Shareholding Platform - Restricted Shares	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares, Beginning balance | shares	5,453,554
Number of restricted shares, Vested | shares	(2,063,806)
Number of restricted shares, Forfeited | shares	(866,667)
Number of restricted shares, Ending balance | shares	2,523,081
Grant date fair value per share, Beginning balance | $ / shares	$ 2.3
Grant date fair value per share, Vested | $ / shares	2.9
Grant date fair value per share, Forfeited | $ / shares	2.5
Grant date fair value per share, Ending balance | $ / shares	$ 1.8